Document And Entity Information	Jun. 05, 2026
Document Information Line Items
Entity Central Index Key	0002138170
Document Type	S-1
Entity Registrant Name	Spring Valley Acquisition Corp. V
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false